Supplement to the
Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Investor Class and Premium Class (formerly known as Fidelity Advantage® Class)
April 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.115%	0.015%
Total annual operating expenses	0.160%	0.060%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$16	$6
3 years	$52	$19
5 years	$90	$34
10 years	$205	$77

SPI-SUM-17-01 1.936464.107	July 31, 2017

Supplement to the
Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Institutional Class and Institutional Premium Class (formerly known as Fidelity Advantage® Institutional Class)
April 29, 2017
Summary Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.005%	0.000%
Total annual operating expenses	0.050%	0.045%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$5	$5
3 years	$16	$15
5 years	$28	$25
10 years	$64	$58

SPI-I-SUM-17-01 1.9870371.106	July 31, 2017